Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Consolidated Net Profit / (Loss)	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Adjustments to Reconcile Consolidated Net Profit / (Loss) to Net Cash Provided by / (Used in) Operating Activities:
Impairments of Assets	22,276,282	7,805,764	235,916,060
Depreciation and Amortization of Tangible and Intangible Assets and of Right-of-Use Assets	10,535,352	10,535,414	10,090,958
Net (Gain) / Loss of Other Financial Assets	(24,502,933)	(3,205,253)	(3,376,711)
(Income) from Reversals of Impairments / Impairments on Financial Assets	(468,180)	12,000	(316,000)
Net (Gain) / Loss on Derivative Financial Instruments	50,028	(212,445)	3,495,651
Non Cash Effective Net Change in Financial Assets / Liabilities from Collaborations	(106,731,155)	(301,066,774)	(16,007,722)
Non Cash Effective Net Change in Financial Liabilities from Future Payments to Royalty Pharma	(45,666,089)	(46,764,425)	42,766,283
Gain on Repurchase and interest expense from Convertible Bond	(5,340,499)	12,502,457	12,055,784
Share-based Payment	27,370,992	3,638,977	2,585,426
Non Cash Income from Capitalization of Investment in Associates	0	(19,874,779)	0
Cash Income from Sales of Shares of Investment in Associates	(4,238,556)	0	0
Share of Loss of Associates accounted for using the Equity Method	8,174,607	4,305,026	0
Change in Fair Value Anti-Dilution Asset	4,253,268	0	0
Other Cash and Non-Cash Expenses (+) / Income (-)	3,798,704	0	0
Income Tax (Benefit) / Expenses	(1,188,537)	168,578,523	(76,590,860)
Changes in Operating Assets and Liabilities:
Accounts Receivable	56,874,720	(18,165,270)	10,532,824
Income Tax Receivables, Other Receivables, Inventories and Prepaid Expenses and Other Assets	(24,828,127)	(11,924,577)	(30,348,390)
Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Provisions	(44,276,990)	(21,092,954)	(90,815,610)
Contract Liability	19,443,663	(252,594)	(2,363,139)
Income Taxes Paid (-) / Received (+)	(1,639,294)	(466,161)	(64,609,622)
Net Cash Provided by / (Used in) Operating Activities	(295,836,943)	(366,705,261)	(481,445,084)
Investing Activities:
Cash Payments to Acquire Other Financial Assets	(3,151,166,904)	(1,884,857,008)	(2,188,341,595)
Cash Receipts from Sales of Other Financial Assets	3,142,300,000	2,240,651,170	2,591,975,683
Cash Payments for Derivative Financial Instruments	(50,028)	0	(3,495,651)
Cash Receipts from Derivative Financial Instruments	0	212,445	0
Acquisitions, Net of Cash Acquired	0	0	(1,206,609,948)
Cash Payments to Acquire Property, Plant and Equipment	(349,467)	(1,932,486)	(3,810,210)
Cash Receipts from Sales of Property, Plant and Equipment	0	0	0
Cash Payments to Acquire Intangible Assets	(2,523,224)	(13,296,176)	(22,345,955)
Cash Receipts from Sales of Shares at Fair Value through Other Comprehensive Income	4,360,421	0	0
Cash Income from Sales of Shares of Investment in Associates	4,578,999	0	0
Cash Receipts from Sales of Subsidiaries	0	0	0
Interest Received	18,224,464	4,225,330	1,617,544
Net Cash Provided by / (Used in) Investing Activities	15,374,261	345,003,275	(831,010,132)
Financing Activities:
Cash Proceeds from Issuing Shares	102,695,820	0	84,730,022
Cash Payments for Costs from Issuing Shares	(6,650,567)	0	(91,417)
Cash Proceeds in Connection with Exercised Stock (2021) and Convertible Bonds (2020)	0	0	241,234
Cash Payments for Repurchases of own Convertible Bonds	(40,256,000)	0	0
Payment for transaction costs for repurchases of own convertible bonds	(548,856)	0	0
Cash Receipts (+) / Cash Payments (-) from Financing from Collaborations	(2,382,119)
Cash Receipts (+) / Cash Payments (-) from Financing from Collaborations		23,774,611	40,004,094
Cash Receipts from Contracts with Royalty Pharma	0	295,420,975	1,206,706,749
Cash Payments for Costs in Connection with Contracts with Royalty Pharma	0	0	(796,003)
Cash Payments for Principal Elements of Lease Payments	(8,023,378)	(3,412,760)	(3,126,348)
Interest Paid	(1,836,396)	(4,365,151)	(4,744,851)
Net Cash Provided by / (Used in) Financing Activities	42,998,504	311,417,675	1,322,923,480
Effect of Exchange Rate Differences on Cash	(6,387,075)	(10,613,041)	2,985,312
Increase / (Decrease) in Cash and Cash Equivalents	(243,851,253)	279,102,648	13,453,576
Cash and Cash Equivalents at the Beginning of the Period	402,350,904	123,248,256	109,794,680
Cash and Cash Equivalents at the End of the Period	€ 158,499,651	€ 402,350,904	€ 123,248,256